Financial instruments (Details 4) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended																																				6 Months Ended
	Jun. 30, 2012 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2012 Securities received as collateral	Jun. 30, 2013 Trading assets	Jun. 30, 2012 Trading assets	Jun. 30, 2013 Trading assets Debt securities	Jun. 30, 2012 Trading assets Debt securities	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities	Jun. 30, 2013 Trading assets Debt securities RMBS	Jun. 30, 2012 Trading assets Debt securities RMBS	Jun. 30, 2013 Trading assets Debt securities CMBS	Jun. 30, 2012 Trading assets Debt securities CMBS	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2012 Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2013 Trading assets Equity securities	Jun. 30, 2012 Trading assets Equity securities	Jun. 30, 2013 Trading assets Derivative instruments	Jun. 30, 2012 Trading assets Derivative instruments	Jun. 30, 2013 Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2012 Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2013 Trading assets Derivative instruments Credit derivatives	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives	Jun. 30, 2013 Trading assets Derivative instruments Equity/Index-related products	Jun. 30, 2012 Trading assets Derivative instruments Equity/Index-related products	Jun. 30, 2013 Trading assets Other	Jun. 30, 2012 Trading assets Other	Jun. 30, 2013 Investment securities	Jun. 30, 2012 Investment securities	Jun. 30, 2013 Other investments	Jun. 30, 2012 Other investments	Jun. 30, 2013 Other investments Hedge funds	Dec. 31, 2012 Other investments Hedge funds	Jun. 30, 2013 Other investments Other equity investments	Dec. 31, 2012 Other investments Other equity investments	Jun. 30, 2013 Other investments Other equity investments - of which private	Dec. 31, 2012 Other investments Other equity investments - of which private	Jun. 30, 2013 Other investments Life finance instruments	Jun. 30, 2012 Other investments Life finance instruments	Jun. 30, 2013 Other investments Equity securities	Jun. 30, 2012 Other investments Equity securities	Jun. 30, 2013 Loans	Jun. 30, 2012 Loans	Jun. 30, 2013 Loans - of which commercial and industrial	Jun. 30, 2012 Loans - of which commercial and industrial	Jun. 30, 2013 Loans - of which financial institutions	Jun. 30, 2012 Loans - of which financial institutions	Jun. 30, 2013 Other intangible assets.	Jun. 30, 2012 Other intangible assets.	Jun. 30, 2013 Other assets	Jun. 30, 2012 Other assets	Jun. 30, 2013 Other assets - of which loans held-for-sale	Jun. 30, 2012 Other assets - of which loans held-for-sale	Jun. 30, 2013 Other assets - of which loans held-for-sale RMBS	Jun. 30, 2013 Assets	Jun. 30, 2012 Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,204	193	15,451	22,191	5,830	9,941	3,192	5,076	724	1,786	1,023	1,517	447	727	485	467	6,650	9,588	1,859	2,547	1,294	2,172	1,920	2,732	2,486	2,195	170	102	8,082	8,867	133	165	2,100	2,244	2,100	2,245	1,818	1,968	6,264	6,899	6,619	6,842	4,778	4,559	1,530	2,179	43	70	5,164	7,469	4,463	6,901		35,529	46,938
Transfers in, assets	0	0	1,736	2,578	465	1,269	146	479	257	517	26	111	14	136	190	287	916	912	42	55	721	455	149	396	165	110	0	0	0	4							0	0	0	4	93	220	81	114	11	76	0	0	1,551	1,180	1,540	1,155		3,380	3,982
Transfers out, assets	0	(195)	(2,273)	(2,759)	(979)	(1,477)	(483)	(665)	(292)	(545)	(100)	(154)	(39)	(44)	(173)	(39)	(897)	(1,128)	(198)	(247)	(262)	(328)	(258)	(459)	(224)	(115)	0	0	(40)	(48)							0	0	(40)	(48)	(1,644)	(97)	(322)	(97)	(2)	0	0	0	(1,556)	(1,593)	(1,554)	(1,592)		(5,513)	(4,692)
Purchases, assets	0	0	6,157	4,775	3,291	3,338	1,009	2,268	758	477	129	206	1,384	300	139	198	0	0	0	0	0	0	0	0	2,727	1,239	166	0	579	425							100	70	479	355	368	327	368	92	1	227	0	2	2,673	1,513	2,494	1,465		9,943	7,042
Sales, assets	0	0	(6,914)	(6,884)	(4,545)	(5,310)	(2,020)	(3,323)	(638)	(999)	(821)	(142)	(1,008)	(485)	(236)	(446)	0	0	0	0	0	0	0	0	(2,133)	(1,128)	(17)	(7)	(1,244)	(726)							(186)	(154)	(1,058)	(572)	(834)	(712)	(595)	(353)	(119)	(345)	0	0	(1,707)	(1,744)	(1,538)	(1,662)		(10,716)	(10,073)
Issuances, assets	0	0	721	701	0	0	0	0	0	0	0	0	0	0	0	0	721	701	164	152	111	145	116	259	0	0	0	0	0	0							0	0	0	0	3,593	1,779	1,346	1,095	240	496	0	0	700	101	700	101		5,014	2,581
Settlements, assets	0	0	(1,069)	(1,656)	0	0	0	0	0	0	0	0	0	0	0	0	(1,004)	(1,656)	(198)	(369)	(302)	(385)	(225)	(616)	(65)	0	0	0	0	0							0	0	0	0	(1,193)	(1,803)	(780)	(1,459)	(363)	(329)	0	0	(501)	(664)	(501)	(665)		(2,763)	(4,123)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0	233	115	130	28	113	35	6	(11)	(3)	(5)	2	1	6	16	96	73	2	11	33	0	62	57	1	(2)	0	0	0	0							0	0	0	0	(1)	5	0	5	0	0	0	0	16	54	15	53		248	174
Gain (loss) on all other activity included in trading revenues, assets	(25)	0	5	47	150	34	9	232	64	26	33	(170)	45	17	(2)	(52)	(97)	54	(161)	34	(9)	22	250	(129)	(46)	11	0	0	(82)	26							(80)	25	(2)	1	(81)	(186)	(126)	12	(49)	(221)	0	0	133	318	92	286	90	(25)	180
Gain (loss) on transfers in/out included in other revenues, assets	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0							0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0	0
Gain (loss) on all other activity included in other revenues, assets	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	279	397							0	0	279	397	0	0	0	0	0	0	(6)	(9)	0	0	0	0		273	388
Foreign currency translation impact, assets	7	2	466	81	169	24	91	23	27	2	19	1	20	2	14	(2)	194	42	50	12	41	10	62	7	89	17	0	(3)	255	56							61	13	194	43	229	25	149	10	49	10	2	0	158	1	131	10		1,110	169
Balance at end of period, assets	1,186	0	14,513	19,189	4,511	7,847	2,057	4,125	906	1,253	306	1,364	865	654	423	429	6,579	8,586	1,560	2,195	1,627	2,091	2,076	2,247	3,000	2,327	319	92	7,829	9,001	133	165	2,100	2,244	2,100	2,245	1,713	1,922	6,116	7,079	7,149	6,400	4,899	3,978	1,298	2,093	39	63	6,631	6,635	5,842	6,052		36,480	42,566